Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Consumer loans (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ (22,617,981)
Ending balance		$ (22,617,981)
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	314
New financial assets originated or purchased	(46,059)	(125,212)
Financial assets that have been derecognized	30,031	76,578
Foreign exchange and other movements	4,680	5,849
Allowance for loan losses	196,240	220,791	$ 256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)	(23,134,814)
- Charge-offs	139,925	315,765
- Changes due to modifications that did not result in derecognition	188,427	265,977
New financial assets originated or purchased	(7,663,802)	(8,916,631)
Financial assets that have been derecognized	6,828,130	8,450,587
Foreign exchange and other movements	247,232	401,135
Ending balance	(22,878,069)	(22,617,981)
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	789
New financial assets originated or purchased	(122,340)	(414,765)
Financial assets that have been derecognized	231,416	244,413
Foreign exchange and other movements	18,506	4,777
Allowance for loan losses	860,937	1,041,873	$ 880,117
Loans and receivables from customers	22,017,132	21,576,108
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	2,281,641	2,271,638
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)
Ending balance	(22,878,069)	(22,617,981)
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,492,429)
Ending balance	(2,477,881)	(2,492,429)
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	860,937	1,041,873
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	196,240	220,791
Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(1,088,954)
Ending balance		(1,088,954)
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(1,088,954)	(610,506)
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	(1,875)	3,089
New financial assets originated or purchased	(45,960)	(235,149)
Financial assets that have been derecognized	85,600	191,909
Foreign exchange and other movements	23,918	(66,523)
Ending balance	(944,951)	(1,088,954)
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	198,485	321,444
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(100,922)
Ending balance		(100,922)
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(100,922)	(20,807)
- Net Transfer to stage 2		7,573
- Net Transfer to stage 3		5,410
New financial assets originated or purchased	(4,704)	(32,170)
Financial assets that have been derecognized	67,355	13,399
Foreign exchange and other movements		(25,096)
Ending balance	(41,781)	(100,922)
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(499,537)
Ending balance		(499,537)
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(499,537)	(321,488)
- Net Transfer to stage 2	11,126	(7,573)
- Net Transfer to stage 3	1,927	84,512
- Changes due to modifications that did not result in derecognition	727	1,810
New financial assets originated or purchased	(39,822)	(80,355)
Financial assets that have been derecognized	16,337	73,546
Foreign exchange and other movements	7,398	(79,267)
Ending balance	(459,499)	(499,537)
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(488,495)
Ending balance		(488,495)
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(488,495)	(268,211)
- Net Transfer to stage 2	(11,126)
- Net Transfer to stage 3	(1,927)	(89,922)
- Charge-offs	499	198
- Changes due to modifications that did not result in derecognition	(2,602)	1,279
New financial assets originated or purchased	(1,434)	(122,624)
Financial assets that have been derecognized	1,908	104,964
Foreign exchange and other movements	16,520	37,840
Ending balance	$ (443,671)	$ (488,495)